Derivatives and hedge accounting - Offsetting (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial assets	kr 10,059	kr 9,912
Amounts offset in the Statement of Financial Position	(1,640)	(2,349)
Net amounts of financial assets presented in the Statement of Financial Position	8,419	7,563
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(3,262)	(2,354)
Cash collateral received	(3,500)	(2,502)
Net amount	1,657	2,707
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	16,369	27,744
Amounts offset in the Statement of Financial Position	(1,640)	(2,349)
Net amounts of financial liabilities presented in the Statement of Financial Position	14,729	25,395
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(3,262)	(2,354)
Cash collateral paid	(9,528)	(20,172)
Net amount	kr 1,939	kr 2,869